Deferred Policy Acquisition Costs, Deferred Reinsurance and Deferred Sales Inducements (Balance of and Changes in Deferred Reinsurance Gain) (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2025	Dec. 31, 2024	Dec. 31, 2023
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	$ 3,318,785	$ 1,673,291	$ 1,492,856
Amortization	(149,917)	(151,767)	(96,864)
Other	1,383,325	(1,797,261)	(277,299)
Balance, end of period	1,785,543	3,318,785	1,673,291
Fixed Annuities
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	37,548	48,074	57,898
Amortization	(9,303)	(10,516)	(9,790)
Other	(159)	10	34
Balance, end of period	28,404	37,548	48,074
Variable Annuties
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	241,628	261,721	0
Amortization	(19,298)	(20,061)	(15,612)
Other	(76)	32	(277,333)
Balance, end of period	222,406	241,628	261,721
Variable / Universal Life
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	3,039,609	1,363,496	1,434,958
Amortization	(120,590)	(121,190)	(71,462)
Other	1,396,768	(1,797,303)	0
Balance, end of period	1,522,251	3,039,609	1,363,496
Variable / Universal Life | Somerset Re
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Other		1,207,000
Variable / Universal Life | PURC
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Other		(116,000)
Variable / Universal Life | Wilton Re
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Other		798,000
Variable / Universal Life | PARU
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Other		(94,000)
International
Reinsurance Recoverable, Allowance for Credit Gain [Roll Forward]
Balance, beginning of period	0	0	0
Amortization	(726)	0	0
Other	(13,208)	0	0
Balance, end of period	$ 12,482	$ 0	$ 0